Acquisitions - Summary of Consolidated Pro Forma Results of AEM (Detail) - AEM Performance Electronics [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 27, 2021	Jun. 28, 2020	Jun. 27, 2021	Jun. 28, 2020
Business Acquisition [Line Items]
Pro forma net sales	$ 201,831	$ 131,825	$ 362,163	$ 244,042
Pro forma net income	$ 25,345	$ 13,574	$ 23,168	$ 18,150